UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10635

Name of Fund: BlackRock Strategic Bond Trust (BHD)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Strategic Bond Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2011

Date of reporting period: 11/30/2010

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2010 (Unaudited)	BlackRock Strategic Bond Trust (BHD)
(Percentages shown are based on Net Assets)

Common Stocks (a)	Shares		Value

Building Products — 0.2%
Masonite Worldwide Holdings		4,486	$165,982
Nortek, Inc.		450	18,450

			184,432

Machinery — 0.0%
Accuride Corp.		449	5,211

Media — 0.0%
Adelphia Recovery Trust		396,568	7,733

Software — 0.0%
Bankruptcy Management Solutions, Inc.		84	42

Specialty Retail — 0.0%
Lazydays RV Center, Inc.		2,590	16,395

Total Common Stocks – 0.2%			213,813

Corporate Bonds	Par (000)

Airlines — 0.9%
American Airlines Pass-Through Trust, Series 2001-02, 7.86%, 4/01/13	USD	190	199,025
Continental Airlines, Inc., Series 2010-1-A, 4.75%, 7/12/22 (b)		435	439,350
Delta Air Lines, Inc., Series B, 9.75%, 12/17/16		190	206,677

			845,052

Auto Components — 0.7%
Delphi International Holdings Unsecured, 12.00%, 10/06/14		17	17,588
Icahn Enterprises LP, 8.00%, 1/15/18		670	664,975

			682,563

Automobiles — 1.1%
DaimlerChrysler NA Holding Corp., 7.30%, 1/15/12		1,000	1,068,811

Beverages — 0.1%
Crown European Holdings SA, 7.13%, 8/15/18 (c)	EUR	90	119,452

Biotechnology — 0.2%
QHP Pharma, 10.25%, 3/15/15 (c)	USD	203	204,418

Building Products — 1.9%
Building Materials Corp. of America (c):
6.88%, 8/15/18		195	191,100
7.00%, 2/15/20		290	298,700
CPG International I, Inc., 10.50%, 7/01/13		150	152,437

Corporate Bonds	Par (000)		Value

Building Products (concluded)
Momentive Performance Materials, Inc., 9.00%, 1/15/21 (c)	USD	470	$467,650
Nortek, Inc., 11.00%, 12/01/13		452	475,729
Ply Gem Industries, Inc., 11.75%, 6/15/13		250	265,000

			1,850,616

Capital Markets — 3.3%
Credit Suisse AG, 5.40%, 1/14/20		480	497,853
E*Trade Financial Corp., Series A, 0.00%, 8/31/19 (d)(e)		100	142,625
TheGoldman Sachs Group, Inc.:
6.15%, 4/01/18		25	27,384
7.50%, 2/15/19		125	145,813
5.38%, 3/15/20		225	230,917
6.00%, 6/15/20		550	589,621
KKR Group Finance Co., 6.38%, 9/29/20 (c)		170	172,833
Merrill Lynch & Co., Inc., 6.05%, 5/16/16		325	333,492
Morgan Stanley:
5.63%, 9/23/19		600	610,358
5.50%, 1/26/20		425	428,188

			3,179,084

Chemicals — 2.6%
American Pacific Corp., 9.00%, 2/01/15		180	180,225
CF Industries, Inc.:
6.88%, 5/01/18		160	175,600
7.13%, 5/01/20		280	313,250
Chemtura Corp., 7.88%, 9/01/18 (c)		195	206,212
Georgia Gulf Corp., 9.00%, 1/15/17 (c)		60	63,600
Hexion U.S. Finance Corp.:
8.88%, 2/01/18		275	283,250
9.00%, 11/15/20 (c)		135	133,988
Huntsman International LLC, 8.63%, 3/15/21 (c)		185	196,100
Ineos Finance Plc, 9.00%, 5/15/15 (c)		155	160,425
OXEA Finance/Cy SCA, 9.50%, 7/15/17 (c)		205	220,631
Omnova Solutions, Inc., 7.88%, 11/01/18 (c)		100	99,500
PolyOne Corp., 7.38%, 9/15/20		80	81,800
Rhodia SA, 6.88%, 9/15/20 (c)		305	311,100
TPC Group LLC, 8.25%, 10/01/17 (c)		125	128,438

			2,554,119

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

EUR	Euro
FKA	Formerly Known As
USD	US Dollar

BLACKROCK STRATEGIC BOND TRUST	NOVEMBER 30, 2010	1

Schedule of Investments (continued)	BlackRock Strategic Bond Trust (BHD)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Commercial Banks — 4.2%
Barclays Bank Plc, 5.14%, 10/14/20	USD	450	$413,753
CIT Group, Inc.:
7.00%, 5/01/16		549	538,911
7.00%, 5/01/17		1,616	1,575,518
HSBC Bank USA NA, 4.88%, 8/24/20		550	557,549
Itau Unibanco Holding SA, 5.75%, 1/22/21 (c)		225	226,256
Lloyds TSB Bank Plc, 5.80%, 1/13/20 (c)		300	295,917
Standard Chartered Plc, 5.50%, 11/18/14 (c)		450	496,765

			4,104,669

Commercial Services & Supplies — 1.2%
ACCO Brands Corp., 10.63%, 3/15/15		195	216,937
Brickman Group Holdings, Inc., 9.13%, 11/01/18 (c)		115	116,438
Mobile Mini, Inc., 7.88%, 12/01/20 (c)		85	87,019
RSC Equipment Rental, Inc., 10.00%, 7/15/17 (c)		240	265,200
West Corp. (c):
8.63%, 10/01/18		360	374,400
7.88%, 1/15/19		140	138,250

			1,198,244

Consumer Finance — 2.5%
Credit Acceptance Corp., 9.13%, 2/01/17 (c)		260	271,700
Ford Motor Credit Co. LLC:
5.54%, 6/15/11 (f)		1,600	1,636,000
7.80%, 6/01/12		250	265,030
8.00%, 12/15/16		240	263,675

			2,436,405

Containers & Packaging — 3.0%
Ardagh Packaging Finance Plc, 7.38%, 10/15/17 (c)	EUR	260	332,429
Ball Corp., 6.75%, 9/15/20	USD	180	191,700
Berry Plastics Corp.:
8.25%, 11/15/15		50	52,000
9.75%, 1/15/21 (c)		255	244,162
Crown Americas LLC, 7.63%, 5/15/17		250	270,000
Graham Packaging Co. LP, 8.25%, 10/01/18		95	96,425
Graphic Packaging International, Inc.:
9.50%, 6/15/17		250	271,250
7.88%, 10/01/18		145	150,438
Impress Holdings BV, 3.41%, 9/15/13 (c)(f)		260	258,050
Pregis Corp., 12.38%, 10/15/13		565	562,175
Smurfit Kappa Acquisitions (c):
7.25%, 11/15/17	EUR	190	249,095
7.75%, 11/15/19		180	240,073

			2,917,797

Corporate Bonds	Par (000)		Value

Diversified Financial Services — 6.0%
Ally Financial Inc.:
2.50%, 12/01/14 (f)	USD	110	$98,454
8.30%, 2/12/15		920	968,300
6.25%, 12/01/17 (c)		40	38,400
8.00%, 3/15/20 (c)		70	72,100
7.50%, 9/15/20 (c)		1,510	1,479,800
8.00%, 11/01/31		470	486,450
8.00%, 11/01/31		110	112,353
Axcan Intermediate Holdings, Inc., 12.75%, 3/01/16		165	172,013
Bank of America Corp.:
4.50%, 4/01/15		375	384,511
6.50%, 8/01/16		410	445,257
5.75%, 12/01/17		340	352,223
7.63%, 6/01/19		45	51,158
Citigroup, Inc., 8.13%, 7/15/39		55	66,871
JPMorgan Chase & Co., 5.50%, 10/15/40		350	349,981
Reynolds Group DL Escrow, Inc., 7.75%, 10/15/16 (c)		450	469,125
Reynolds Group Issuer, Inc., 9.00%, 4/15/19 (c)		275	279,812

			5,826,808

Diversified Telecommunication Services — 5.1%
Broadview Networks Holdings, Inc., 11.38%, 9/01/12		155	151,900
Frontier Communications Corp.:
8.25%, 4/15/17		40	44,000
8.50%, 4/15/20		70	77,000
GCI, Inc., 8.63%, 11/15/19		400	435,000
Nordic Telephone Co. Holdings ApS, 8.88%, 5/01/16 (c)		250	266,250
Qwest Communications International, Inc.:
7.50%, 2/15/14		1,120	1,131,200
Series B, 7.50%, 2/15/14		305	308,050
Qwest Corp., 8.38%, 5/01/16		270	324,000
Verizon New England, Inc., 6.50%, 9/15/11		2,000	2,087,016
Windstream Corp.:
8.13%, 8/01/13		45	49,162
8.63%, 8/01/16		70	72,625
7.88%, 11/01/17		45	47,250

			4,993,453

Electric Utilities — 1.3%
Elwood Energy LLC, 8.16%, 7/05/26		25	23,736
Progress Energy, Inc., 7.75%, 3/01/31		1,000	1,271,993

			1,295,729

Energy Equipment & Services — 2.0%
Calfrac Holdings LP, 7.50%, 12/01/20 (c)		90	89,550
Compagnie Generale de Geophysique- Veritas:
7.50%, 5/15/15		355	363,875
7.75%, 5/15/17		55	57,750

2	BLACKROCK STRATEGIC BOND TRUST	NOVEMBER 30, 2010

Schedule of Investments (continued)	BlackRock Strategic Bond Trust (BHD)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Energy Equipment & Services — (concluded)
Exterran Holdings, Inc., 7.25%, 12/01/18 (c)	USD	160	$160,000
Frac Tech Services LLC, 7.13%, 11/15/18 (c)		230	228,275
Global Geophysical Services, Inc., 10.50%, 5/01/17		90	89,100
North American Energy Alliance LLC, 10.88%, 6/01/16 (c)		255	283,050
Precision Drilling Corp., 6.63%, 11/15/20 (c)		135	136,350
Thermon Industries, Inc., 9.50%, 5/01/17 (c)		195	207,675
Transocean, Inc., 6.00%, 3/15/18		300	320,837

			1,936,462

Food & Staples Retailing — 0.2%
Rite Aid Corp.:
9.75%, 6/12/16		45	48,319
7.50%, 3/01/17		195	183,787

			232,106

Food Products — 1.4%
Kraft Foods, Inc.:
6.13%, 8/23/18		250	294,424
5.38%, 2/10/20		1,000	1,113,724

			1,408,148

Health Care Equipment & Supplies — 2.0%
CareFusion Corp., 6.38%, 8/01/19		425	496,890
DJO Finance LLC, 10.88%, 11/15/14		880	959,200
Fresenius US Finance II, Inc., 9.00%, 7/15/15 (c)		410	469,450

			1,925,540

Health Care Providers & Services — 4.6%
American Renal Holdings, 8.38%, 5/15/18 (c)		70	72,450
Gentiva Health Services, Inc., 11.50%, 9/01/18 (c)		180	197,325
HCA, Inc.:
9.13%, 11/15/14		335	349,238
8.50%, 4/15/19		310	337,900
7.25%, 9/15/20		610	639,737
inVentiv Health Inc., 10.00%, 8/15/18 (c)		150	147,375
Omnicare, Inc.:
6.13%, 6/01/13		45	44,663
7.75%, 6/01/20		140	143,500
Tenet Healthcare Corp.:
9.00%, 5/01/15		555	595,237
10.00%, 5/01/18		625	698,437
8.88%, 7/01/19		195	207,675
WellPoint, Inc., 5.95%, 12/15/34		1,000	1,027,170

			4,460,707

Health Care Technology — 0.9%
IMS Health, Inc., 12.50%, 3/01/18 (c)		660	768,900

Corporate Bonds	Par (000)		Value

Health Care Technology — (concluded)
MedAssets, Inc., 8.00%, 11/15/18 (c)	USD	60	$60,450

			829,350

Hotels, Restaurants & Leisure — 2.0%
Diamond Resorts Corp., 12.00%, 8/15/18 (c)		310	316,200
Dunkin Finance Corp., 9.63%, 12/01/18 (c)		130	130,812
Harrah’s Operating Co., Inc.:
11.25%, 6/01/17		135	147,150
10.00%, 12/15/18		605	511,225
MGM Resorts International, 10.38%, 5/15/14		750	832,500
Marina District Finance Co., Inc., 9.88%, 8/15/18 (c)		55	52,663
Tropicana Entertainment LLC, Series WI, 9.63%, 12/15/14 (a)(g)		50	120

			1,990,670

Household Durables — 3.1%
Beazer Homes USA, Inc.:
8.13%, 6/15/16		50	48,250
12.00%, 10/15/17		280	320,600
9.13%, 6/15/18		840	806,400
K. Hovnanian Enterprises, Inc., 10.63%, 10/15/16		650	657,313
Ryland Group Inc., 6.63%, 5/01/20		250	241,250
Standard Pacific Corp.:
9.25%, 4/15/12		50	54,000
6.25%, 4/01/14		40	41,600
7.00%, 8/15/15		55	56,650
10.75%, 9/15/16		565	644,100
8.38%, 5/15/18		175	180,250

			3,050,413

Household Products — 0.1%
Viking Acquisition, Inc., 9.25%, 11/01/18 (c)		90	89,775

IT Services — 2.0%
First Data Corp.:
10.55%, 9/24/15 (h)		410	346,307
8.88%, 8/15/20 (c)		470	488,800
iPayment, Inc., 9.75%, 5/15/14		175	161,875
iPayment Investors LP, 12.75%, 7/15/14 (c)(h)		217	186,980
SunGard Data Systems, Inc.:
10.63%, 5/15/15		295	320,075
7.38%, 11/15/18 (c)		180	178,200
7.63%, 11/15/20 (c)		220	220,000

			1,902,237

Independent Power Producers & Energy Traders — 2.0%
AES Ironwood LLC, 8.86%, 11/30/25		91	91,253
Calpine Construction Finance Co. LP, 8.00%, 6/01/16 (c)		515	542,038
Calpine Corp., 7.50%, 2/15/21 (c)		170	167,025

BLACKROCK STRATEGIC BOND TRUST	NOVEMBER 30, 2010	3

Schedule of Investments (continued)	BlackRock Strategic Bond Trust (BHD)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Independent Power Producers & Energy Traders (concluded)
Energy Future Holdings Corp., 10.00%, 1/15/20 (c)	USD	1,005	$1,028,270
Energy Future Intermediate Holding Co. LLC, 10.00%, 12/01/20		28	28,718
NRG Energy, Inc.:
7.25%, 2/01/14		75	76,500
7.38%, 2/01/16		40	40,200

			1,974,004

Industrial Conglomerates — 1.5%
Sequa Corp. (c):
11.75%, 12/01/15		460	491,050
13.50%, 12/01/15 (h)		854	926,871

			1,417,921

Insurance — 2.9%
American International Group, 6.40%, 12/15/20 (b)		1,130	1,127,073
Lincoln National Corp., 8.75%, 7/01/19		575	724,454
MetLife, Inc., 4.75%, 2/08/21		300	311,766
Metropolitan Life Global Funding I, 5.13%, 6/10/14 (c)		250	277,098
Prudential Financial, Inc., 5.38%, 6/21/20		400	425,529

			2,865,920

Life Sciences Tools & Services — 0.2%
Patheon, Inc., 8.63%, 4/15/17 (c)		210	211,050

Machinery — 1.1%
AGY Holding Corp., 11.00%, 11/15/14		220	198,275
Navistar International Corp.:
3.00%, 10/15/14 (d)		430	530,513
8.25%, 11/01/21		340	364,650

			1,093,438

Marine — 0.6%
Horizon Lines, Inc., 4.25%, 8/15/12 (d)		595	542,194

Media — 13.1%
Affinion Group, Inc., 7.88%, 12/15/18 (c)		30	27,675
CCH II LLC, 13.50%, 11/30/16		289	340,441
CMP Susquehanna Corp., 3.44%, 5/15/14 (c)(f)		40	800
Checkout Holding Corp., 10.44%, 11/15/15 (c)(e)		320	193,600
Clear Channel Worldwide Holdings, Inc.:
9.25%, 12/15/17		144	152,640
Series B, 9.25%, 12/15/17		1,439	1,536,132
DIRECTV Holdings LLC, 6.00%, 8/15/40		175	173,686
DISH DBS Corp., 7.00%, 10/01/13		201	214,065
Gray Television, Inc., 10.50%, 6/29/15		15	15,000
Interactive Data Corp., 10.25%, 8/01/18 (c)		380	410,400
Live Nation Entertainment, Inc., 8.13%, 5/15/18 (c)		165	166,650

Corporate Bonds	Par (000)		Value

Media (concluded)
The McClatchy Co., 11.50%, 2/15/17	USD	40	$41,900
NBC Universal, Inc., 4.38%, 4/01/21 (c)		1,025	1,028,760
The New York Times Co., 6.63%, 12/15/16 (c)		500	511,250
News America, Inc., 6.20%, 12/15/34		1,500	1,583,256
Nielsen Finance LLC, 7.75%, 10/15/18 (c)		765	778,387
ProQuest LLC, 9.00%, 10/15/18 (c)		130	133,900
Rainbow National Services LLC (c):
8.75%, 9/01/12		210	210,788
10.38%, 9/01/14		1,455	1,511,381
Regal Entertainment Group, 9.13%, 8/15/18		85	89,675
TCI Communications, Inc., 7.88%, 2/15/26		1,000	1,225,530
TL Acquisitions, Inc., 10.50%, 1/15/15 (c)		235	235,000
Time Warner Cable, Inc., 5.88%, 11/15/40		410	406,615
UPC Germany GmbH (c):
8.13%, 12/01/17		200	208,000
8.13%, 12/01/17	EUR	210	282,130
9.63%, 12/01/19		190	261,426
UPC Holding BV, 9.88%, 4/15/18 (c)	USD	200	215,000
Unitymedia GmbH, 9.63%, 12/01/19	EUR	50	68,796
Univision Communications, Inc., 7.88%, 11/01/20 (c)	USD	170	173,825
Ziggo Bond Co. BV, 8.00%, 5/15/18 (c)	EUR	165	213,106
Ziggo Finance BV, 6.13%, 11/15/17 (c)		295	373,350

			12,783,164

Metals & Mining — 2.4%
Drummond Co., Inc.:
9.00%, 10/15/14 (c)		285	300,678
7.38%, 2/15/16		95	96,900
FMG Resources August 2006 Pty Ltd., 7.00%, 11/01/15 (c)		540	546,750
Goldcorp, Inc., 2.00%, 8/01/14 (d)		220	267,025
New World Resources NV:
7.38%, 5/15/15	EUR	65	83,318
7.88%, 5/01/18 (c)		76	99,154
Newmont Mining Corp.:
5.13%, 10/01/19	USD	225	251,644
Series A, 1.25%, 7/15/14 (d)		160	222,400
Novelis, Inc., 11.50%, 2/15/15		275	338,250
Steel Dynamics, Inc., 7.38%, 11/01/12		65	69,225
United States Steel Corp., 7.38%, 4/01/20		85	84,894

			2,360,238

4	BLACKROCK STRATEGIC BOND TRUST	NOVEMBER 30, 2010

Schedule of Investments (continued)	BlackRock Strategic Bond Trust (BHD)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Multi-Utilities — 0.4%
DTE Energy Co., 7.05%, 6/01/11	USD	250	$257,681
Dominion Resources, Inc., 5.70%, 9/17/12		100	108,197

			365,878

Multiline Retail — 1.4%
Dollar General Corp., 11.88%, 7/15/17 (h)		1,135	1,316,600

Oil, Gas & Consumable Fuels — 8.9%
Anadarko Petroleum Corp., 5.95%, 9/15/16		365	389,479
Arch Coal, Inc., 7.25%, 10/01/20		315	344,925
Atlas Energy Operating Co. LLC:
12.13%, 8/01/17		425	556,750
10.75%, 2/01/18		10	12,188
BP Capital Markets Plc, 3.13%, 10/01/15		650	653,889
Berry Petroleum Co., 8.25%, 11/01/16		100	103,750
Bill Barrett Corp., 9.88%, 7/15/16		20	21,800
Carrizo Oil & Gas, Inc., 8.63%, 10/15/18 (c)		85	84,575
Chesapeake Energy Corp.:
6.63%, 8/15/20		680	685,100
2.25%, 12/15/38 (d)		275	206,937
Coffeyville Resources LLC, 9.00%, 4/01/15 (c)		110	117,150
Consol Energy, Inc., 8.25%, 4/01/20 (c)		725	784,812
Continental Resources Inc., 7.13%, 4/01/21 (c)		135	141,750
Crosstex Energy LP, 8.88%, 2/15/18		65	67,763
Denbury Resources, Inc., 8.25%, 2/15/20		259	282,310
Energy Transfer Equity LP, 7.50%, 10/15/20		245	253,575
Enterprise Products Operating LLC, 3.70%, 6/01/15		500	522,754
Harvest Operations Corp., 6.88%, 10/01/17 (c)		35	36,138
Hilcorp Energy I LP, 7.63%, 4/15/21 (c)		200	205,000
Linn Energy LLC (c):
8.63%, 4/15/20		115	121,900
7.75%, 2/01/21		220	223,300
MarkWest Energy Partners LP, 6.75%, 11/01/20		95	94,763
Massey Energy Co., 6.88%, 12/15/13		340	342,550
Niska Gas Storage US LLC, 8.88%, 3/15/18 (c)		695	729,750
OPTI Canada, Inc. (c):
9.00%, 12/15/12		640	636,800
9.75%, 8/15/13		330	328,350
Patriot Coal Corp., 8.25%, 4/30/18		85	85,000
Peabody Energy Corp., 6.50%, 9/15/20		310	334,800
Petrobras International Finance Co.:
5.88%, 3/01/18		200	218,829
7.88%, 3/15/19		100	121,605

Corporate Bonds	Par (000)		Value

Oil, Gas & Consumable Fuels — (concluded)
Petrobras International Finance Co. (concluded):
6.88%, 1/20/40	USD	25	$26,933

			8,735,225

Paper & Forest Products — 2.9%
Boise Paper Holdings LLC:
9.00%, 11/01/17		125	137,812
8.00%, 4/01/20		65	70,363
Clearwater Paper Corp.:
10.63%, 6/15/16		160	183,600
7.13%, 11/01/18 (c)		215	218,762
Georgia-Pacific LLC, 8.25%, 5/01/16 (c)		355	392,275
International Paper Co.:
7.95%, 6/15/18		220	266,804
7.30%, 11/15/39		5	5,597
NewPage Corp., 11.38%, 12/31/14		1,240	1,122,200
PH Glatfelter Co., 7.13%, 5/01/16		80	82,600
Verso Paper Holdings LLC, 11.50%, 7/01/14		330	358,050

			2,838,063

Pharmaceuticals — 1.0%
Novasep Holding SAS, 9.63%, 12/15/16 (c)	EUR	221	189,333
Valeant Pharmaceuticals International (c):
6.75%, 10/01/17	USD	100	98,750
7.00%, 10/01/20		125	121,875
Wyeth, 6.50%, 2/01/34		500	594,457

			1,004,415

Professional Services — 0.3%
FTI Consulting, Inc., 6.75%, 10/01/20 (c)		265	267,650

Real Estate Investment Trusts (REITs) — 0.8%
iStar Financial, Inc., 5.65%, 9/15/11		500	487,500
Omega Healthcare Investors, Inc., 6.75%, 10/15/22 (c)		140	139,650
The Rouse Co. LP, 6.75%, 11/09/15		145	148,625

			775,775

Real Estate Management & Development — 0.1%
CB Richard Ellis Services, Inc., 6.63%, 10/15/20 (c)		90	90,000

Road & Rail — 1.4%
Avis Budget Car Rental LLC:
9.63%, 3/15/18		190	199,025
8.25%, 1/15/19 (c)		210	205,275
Canadian National Railway Co., 6.90%, 7/15/28		500	613,431
The Hertz Corp., 7.50%, 10/15/18 (c)		385	388,850

			1,406,581

BLACKROCK STRATEGIC BOND TRUST	NOVEMBER 30, 2010	5

Schedule of Investments (continued)	BlackRock Strategic Bond Trust (BHD)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Semiconductors & Semiconductor Equipment — 0.1%
Linear Technology Corp., Series A, 3.00%, 5/01/27 (d)	USD	105	$108,675

Software — 0.2%
Oracle Corp., 5.38%, 7/15/40 (c)		210	217,453

Specialty Retail — 1.2%
Asbury Automotive Group, Inc., 8.38%, 11/15/20 (c)		120	121,200
Group 1 Automotive, Inc., 2.25%, 6/15/36 (d)(i)		50	45,688
Limited Brands, Inc., 8.50%, 6/15/19		320	368,800
Michaels Stores, Inc., 7.75%, 11/01/18 (c)		30	29,175
Petco Animal Supplies, Inc., 9.25%, 12/01/18 (c)		185	186,387
Rent-A-Center Inc., 6.63%, 11/15/20 (c)		90	88,650
Sonic Automotive, Inc.: 9.00%, 3/15/18		115	118,737
Series B, 8.63%, 8/15/13		205	207,819

			1,166,456

Tobacco — 0.3%
Altria Group, Inc., 9.25%, 8/06/19		105	140,125
Vector Group Ltd., 11.00%, 8/15/15		120	122,700

			262,825

Wireless Telecommunication Services — 3.3%
America Movil SAB de CV, 5.00%, 3/30/20		400	426,206
Cricket Communications, Inc.:
10.00%, 7/15/15		210	221,550
7.75%, 5/15/16		530	541,925
Crown Castle Towers LLC, 6.11%, 1/15/40 (c)		375	402,791
Digicel Group Ltd. (c):
8.88%, 1/15/15		170	171,700
9.13%, 1/15/15 (h)		439	443,390
8.25%, 9/01/17		250	262,500
iPCS, Inc., 2.41%, 5/01/13 (f)		20	19,100
Nextel Communications, Inc.:
Series E, 6.88%, 10/31/13		210	209,737
Series F, 5.95%, 3/15/14		30	28,950
SBA Tower Trust, 4.25%, 4/15/40 (c)		325	342,953
Sprint Capital Corp., 6.88%, 11/15/28		170	144,500

			3,215,302

Total Corporate Bonds – 98.5%			96,121,455

Floating Rate Loan Interests (f)

Building Products — 0.3%
Goodman Global, Inc., Term Loan (Second Lien), 9.00%, 10/13/17		300	306,825

Floating Rate Loan Interests (f)	Par (000)			Value

Commercial Services & Supplies — 1.4%
AWAS Finance Luxembourg Sarl, Term Loan B, 7.75%, 6/10/16	USD	500		$509,167
Delos Aircraft, Inc., Term Loan 2, 7.00%, 3/17/16		225		228,415
International Lease Finance Corp., Term Loan 1, 6.75%, 3/17/15		300		303,857
Volume Services America, Inc. (Centerplate), Term Loan B, 10.75%, 8/24/16		360		359,100

				1,400,539

Construction & Engineering — 0.8%
Safway Services, LLC, Last Out Term Loan, 15.63%, 12/14/17		750		750,000

Consumer Finance — 1.6%
AGFS Funding Co., Term Loan, 7.25%, 4/21/15		1,500		1,511,016

Diversified Consumer Services — 0.5%
Laureate Education, Series A New Term Loan, 7.00%, 8/15/14		496		493,449

Electric Utilities — 0.5%
New Development Holdings LLC, Term Loan, 7.00%, 7/03/17		449		456,003

Food Products — 0.3%
Advance Pierre Foods, Term Loan (Second Lien), 11.25%, 9/29/17		300		302,250

Health Care Providers & Services — 0.7%
Harden Healthcare, Inc.:
Add-on Term Loan, 7.00%, 3/02/15		195		191,100
Tranche A Term Loan, 8.50%, 2/22/15		192		188,472
inVentiv Health, Inc. (FKA Ventive Health, Inc.), Term Loan B, 6.50%, 7/31/16		299		300,746

				680,318

Household Durables — 0.4%
Visant Corp. (FKA Jostens), Term Loan B, 7.00%, 12/20/16		400		403,250

IT Services — 0.5%
First Data Corp.:
Initial Tranche B-1 Term Loan, 3.00%, 9/24/14		62		56,051
Initial Tranche B-2 Term Loan, 3.00%, 9/24/14		153		137,938
Initial Tranche B-3 Term Loan, 3.00%, 9/24/14		378		340,525

				534,514

Independent Power Producers & Energy Traders — 1.2%
Dynegy Holdings, Inc., Term Letter of Credit Facility, 4.01%, 4/02/13		45		43,907
NRG Energy, Inc.:
Credit-Linked Deposit, 1.79%, 2/01/13		—	(j)	31

6	BLACKROCK STRATEGIC BOND TRUST	NOVEMBER 30, 2010

Schedule of Investments (continued)	BlackRock Strategic Bond Trust (BHD)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (f)	Par (000)			Value

Independent Power Producers & Energy Traders (concluded)
NRG Energy, Inc. (concluded):
Term Loan, 2.03% - 3.54%, 2/01/13	USD	21		$20,483
Term Loan, 3.54%, 8/31/15		181		180,340
Texas Competitive Electric Holdings Co., LLC (TXU):
Initial Tranche B-1 Term Loan, 3.75% -3.79%, 10/10/14		985		760,244
Initial Tranche B-2 Term Loan, 3.75% - 3.79%, 10/10/14		237		182,900

				1,187,905

Media — 1.1%
Cengage Learning Acquisitions, Inc. (Thomson Learning), Tranche 1 Incremental Term Loan, 7.50%, 7/03/14		489		489,972
Newsday, LLC, Fixed Rate Term Loan, 10.50%, 8/01/13		550		583,000

				1,072,972

Multiline Retail — 0.0%
The Neiman Marcus Group, Inc. Term Loan B, 4.30%, 4/06/16		4		3,857

Oil, Gas & Consumable Fuels — 0.9%
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/30/15		903		921,060

Real Estate Investment Trusts (REITs) — 0.1%
iStar Financial, Inc., Term Loan (Second Lien), 1.76%, 6/28/11		100		95,694

Real Estate Management & Development — 0.7%
Realogy Corp.:
Initial Term Loan B, 3.29%, 10/10/13		611		560,954
Synthetic Letter of Credit, 0.11% - 3.15%, 10/10/13		83		76,463
Term Loan (Second Lien), 13.50%, 10/15/17		75		81,282

				718,699

Specialty Retail — 0.1%
Claire’s Stores, Inc., Term Loan B, 3.01% - 3.04%, 5/29/14		64		55,693

Wireless Telecommunication Services — 0.8%
Vodafone Americas Finance 2 Inc., Initial Loan, 6.88%, 7/30/15		750		761,250

Total Floating Rate Loan Interests – 11.9%				11,655,294

Foreign Agency Obligations

Qatar Government International Bond, 4.00%, 1/20/15 (c)		200		208,500

Foreign Agency Obligations	Par (000)			Value

Republic of Indonesia, 5.88%, 3/13/20 (c)	USD	200		$225,000

Total Foreign Agency Obligations – 0.5%				433,500

Other Interests (k)	Beneficial Interest (000)

Auto Components — 1.7%
Delphi Debtor-in-Possession Holding Co. LLP		—	(j)	1,653,717

Health Care Providers & Services — 0.0%
Critical Care Systems International, Inc.		1		191

Media — 0.0%
Adelphia Communications Corp.		400		6,000

Total Other Interests – 1.7%				1,659,908

Preferred Securities

Capital Trusts	Par (000)

Commercial Banks — 0.9%
Barclays Bank Plc, 8.55%, (c)(f)(l)		650		646,750
USB Capital XIII Trust, 6.63%, 12/15/39		225		226,296

				873,046

Consumer Finance — 0.5%
Capital One Capital V, 10.25%, 8/15/39		465		491,738

Total Capital Trusts – 1.4%				1,364,784

Preferred Stocks	Shares

Media — 0.0%
CMP Susquehanna Radio Holdings Corp., 0.00% (a)(c)		9,328		—

Real Estate Investment Trusts (REITs) — 0.0%
MPG Office Trust, Inc., Series A, 7.63% (a)		3,277		42,962

Specialty Retail — 0.1%
Lazydays RV Center, Inc., 0.00% (a)		55		81,050

Total Preferred Stocks – 0.1%				124,012

Total Preferred Securities –1.5%				1,488,796

BLACKROCK STRATEGIC BOND TRUST	NOVEMBER 30, 2010	7

Schedule of Investments (continued)	BlackRock Strategic Bond Trust (BHD)
(Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)		Value

U.S. Treasury Notes:
3.75%, 11/15/18	USD	475	$524,058
2.63%, 8/15/20		1,000	988,750
4.38%, 5/15/40		250	261,875

Total U.S. Treasury Obligations – 1.8%			1,774,683

Warrants (m)	Shares

Media — 0.0%
CMP Susquehanna Radio Holdings Corp. (Expires 3/26/19) (c)		10,660	—

Software — 0.0%
Bankruptcy Management Solutions, Inc. (Expires 9/29/17)		56	1

Total Warrants – 0.0%			1

Total Long-Term Investments (Cost – $109,117,697) – 116.1%			113,347,450

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.18% (n)(o)		1,442,586	1,442,586

Total Short-Term Securities (Cost – $1,442,586) – 1.5%			1,442,586

Options Purchased	Contracts

Over-the-Counter Call Options — 0.0%
Marsico Parent Superholdco LLC, Strike Price USD 942.86, Expires 12/21/19, Broker Goldman Sachs Bank USA		6	—

Total Options Purchased (Cost – $5,867) – 0.0%			—

Total Investments (Cost – $110,566,150*) – 117.6%			114,790,036
Liabilities in Excess of Other Assets – (17.6)%			(17,156,217)

Net Assets – 100.0%			$97,633,819

*	The cost and unrealized appreciation (depreciation) of investments as of November 30, 2010, as computed for federal income tax purposes were as follows:

Aggregate cost	$110,607,332

Gross unrealized appreciation	$5,944,632
Gross unrealized depreciation	(1,761,928)

Net unrealized appreciation	$4,182,704

(a)	Non-income producing security.

(b)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation

Citigroup Global Markets, Inc.	$1,127,073	$—
Morgan Stanley Capital Services, Inc.	$439,350	$4,350

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Convertible security.

(e)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(f)	Variable rate security. Rate shown is as of report date.

(g)	Issuer filed for bankruptcy and/or is in default of interest payments.

(h)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(i)	Represents a step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown is as of report date.

(j)	Amount is less than $1,000.

(k)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(l)	Security is perpetual in nature and has no stated maturity date.

(m)

Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(n)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2010	Net Activity	Shares Held at November 30, 2010	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	1,132,209	310,377	1,442,586	$979

(o)	Represents the current yield as of report date.

8	BLACKROCK STRATEGIC BOND TRUST	NOVEMBER 30, 2010

Schedule of Investments (continued)	BlackRock Strategic Bond Trust (BHD)

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Financial futures contracts purchased as of November 30, 2010 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation

18	2-Year U.S. Treasury Bond	Chicago Mercantile	March 2011	$3,943,440	$5,310
6	5-Year U.S. Treasury Bond	Chicago Mercantile	March 2011	$716,847	2,262
5	10-Year U.S. Treasury Bond	Chicago Mercantile	March 2011	$619,333	1,214
23	30-Year U.S. Treasury Bond	Chicago Mercantile	March 2011	$2,893,588	33,881

Total					$42,667

•	Financial futures contracts sold as of November 30, 2010 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation

13	30-Year U.S. Treasury Ultra Bond	Chicago Mercantile	March 2011	$1,697,796	$(19,829)

•	Foreign currency exchange contracts as of November 30, 2010 were as follows:

Currency Purchased		Currency Sold		Counter-party	Settlement Date	Unrealized Appreciation

USD	2,783,523	EUR	2,033,000	Deutsche Bank AG	1/28/11	$145,170

•	Credit default swaps on single-name issues - buy protection outstanding as of November 30, 2010 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration	Notional Amount (000)	Unrealized Appreciation (Depreciation)

iStar Financial, Inc.	5.00%	Morgan Stanley Capital Services, Inc.	September 2011	$500	$(21,533)
Harrah’s Operating Company, Inc.	5.00%	Deutsche Bank AG	December 2015	$350	(10,768)
Republic of Hungary	1.00%	Deutsche Bank AG	December 2015	$110	2,290
K. Hovnanian Enterprises, Inc.	5.00%	JPMorgan Chase Bank NA	December 2015	$250	4,202
The New York Times Co.	1.00%	Barclays Bank Plc	December 2016	$500	(2,247)

Total					$(28,056)

•	Credit default swaps on single-name issues - sold protection outstanding as of November 30, 2010 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration	Credit Rating[1]	Notional Amount (000)[2]	Unrealized Appreciation

Levi Strauss & Co.	5.00%	Citibank NA	June 2015	B+	$150	$5,290
MetLife, Inc.	5.00%	Deutsche Bank AG	June 2015	A-	$150	8,778
MetLife, Inc.	1.00%	UBS AG	September 2015	A-	$175	3,301
M.D.C. Holdings, Inc.	1.00%	Deutsche Bank AG	December 2015	BBB-	$125	800
M.D.C. Holdings, Inc.	1.00%	JPMorgan Chase Bank NA	December 2015	BBB-	$125	252
M.D.C. Holdings, Inc.	1.00%	Morgan Stanley Capital	December 2015	BBB-	$200	223
		Services, Inc.

Total						$18,644

1	Using Standard and Poor’s rating.

2	The maximum potential amount the Trust may pay should a negative event take place as defined under the terms of agreement.

BLACKROCK STRATEGIC BOND TRUST	NOVEMBER 30, 2010	9

Schedule of Investments (continued)	BlackRock Strategic Bond Trust (BHD)

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of November 30, 2010 in determining the fair valuation of the Trusts investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Common Stocks	$197,376	$42	$16,395	$213,813
Corporate Bonds	—	96,103,067	18,388	96,121,455
Floating Rate Loan Interests	—	6,878,759	4,776,535	11,655,294
Foreign Agency Obligations	—	433,500	—	433,500
Other Interests	—	1,659,717	191	1,659,908
Preferred Securities	42,962	1,364,784	81,050	1,488,796
U.S. Treasury Obligations	—	1,774,683	—	1,774,683
Warrants	—	—	1	1
Short-Term Securities	1,442,586	—	—	1,442,586
Liabilities:
Unfunded Loan Commitments	—	—	(8,879)	(8,879)

Total	$1,682,924	$108,214,552	$4,883,681	$114,781,157

10	BLACKROCK STRATEGIC BOND TRUST	NOVEMBER 30, 2010

Schedule of Investments (concluded)	BlackRock Strategic Bond Trust (BHD)

Derivative Financial Instruments[1]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Credit contracts	—	$25,136	—	$25,136
Foreign currency exchange contracts	—	145,170	—	145,170
Interest rate contracts	$42,667	—	—	42,667
Liabilities:
Credit contracts	—	(34,548)	—	(34,548)
Interest rate contracts	(19,829)	—	—	(19,829)

Total	$22,838	$135,758	—	$158,596

[1]

Derivative financial instruments are swaps, financial futures contracts and foreign currency exchange contracts. Swaps, financial futures contracts and foreign currency exchange contracts are shown at the unrealized appreciation/depreciation on the instrument.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Preferred Securities	Warrants	Unfunded Loan Commitments	Total

Assets/Liabilities
Balance as of August 31, 2010	$13,235	$17,453	$3,420,874	$191	$65,455	—	$(8,879)	$3,508,329
Accrued discounts/ premium	—	835	4,147	—	—	—	—	4,982
Net realized gain (loss)	—	—	49,699	—	—	—	—	49,699
Net change in unrealized appreciation/ depreciation[2]	3,160	100	(10,314)	—	15,595	—	—	8,541
Purchases	—	—	—	—	—	—	—	—
Sales	—	—	(1,517,892)	—	—	—	—	(1,517,892)
Transfers in3	—	—	2,830,021			$1		2,830,022
Transfers out[3]	—	—	—	—	—	—	—	—

Balance, as of November 30, 2010	$16,395	$18,388	$4,776,535	$191	$81,050	$1	$(8,879)	$4,883,681

[2]	The change in unrealized appreciation/depreciation on securities still held at November 30, 2010 was $29,995.

[3]	The Trust’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

BLACKROCK STRATEGIC BOND TRUST	NOVEMBER 30, 2010	11

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Strategic Bond Trust

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Strategic Bond Trust

Date: January 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Strategic Bond Trust

Date: January 26, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Strategic Bond Trust

Date: January 26, 2011